Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Schedule of other operating income

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Gain related to the transfer of conventional assets (1)	89,659	—	—
Gain from Exports Increase Program (2)	81,232	—	—
Gain from farmout agreement (3)	24,429	18,218	9,050
Other services income (4)	8,492	8,480	4,236
Gain from assets disposal (5)	—	—	9,999

Total other operating income	203,812	26,698	23,285

(1)	See Note 1.2.1.
(2)	Including 86,173 of gain, net of related costs (Note 2.5.1.1).
(3)
The years ended December 31, 2023, 2022 and 2021, including 26,650 20,000 and 10,000 of payments received by Trafigura Argentina S.A. (“Trafigura”), related to the farmout agreements, net of disposals of oil and gas properties and goodwill for 2,051 and 170; 1,654 and 128, and 882 and 68, respectively (Notes 13 and 14).

(4)	Services not directly related to the Company’s main activity.
(5)
The year ended December 31, 2021 including: (i) 9,788 related to the transfer of the working interest in CASO (Note 29.2.6); (ii) 198 related to Mexico exploratory assets transfer (Note 29.2.7) and; (iii) 13 related to the expiration of Sur Rio Deseado Este exploitation concession (29.2.8).

Schedule of other operating expenses

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
(Provision for) environmental remediation (1) (Note 22.2)	(485)	(2,133)	(1,029)
Restructuring and reorganization expenses (2)	(276)	(531)	(2,284)
Reversal of (provision for) materials and spare parts obsolescence (1)	1,132	(278)	(249)
(Provision for) contingencies (1) (Note 22.3)	(69)	(379)	(652)

Total other operating expenses	302	(3,321)	(4,214)

(1)	These transactions did not generate cash flows.
(2)	The Company booked restructuring expenses including payments, fees and transaction costs related to the changes in the Group’s structure.